Taxes (Tables)	6 Months Ended
Apr. 30, 2024
Taxes [Abstract]
Schedule of Components of Income Tax	The components of the income tax provision are as follows:
	For the six months ended April 30,	For the six months ended April 30,
	2024	2023
		(Restated)
Current	$4,249	$3,618
Deferred	(110)	(1,076)
Total	$4,139	$2,542

Schedule of Deferred Tax Assets	The following table summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	As of April 30, 2024	As of October 31, 2023
Deferred tax liability:
Depreciation for tangible assets	$107	$217
Total	$107	$217

Schedule of Group’s Loss Before Income Taxes	The Group’s loss before income taxes consisted of:
	For the six months ended April 30,	For the six months ended April 30,
	2024	2023
		(Restated)
Non-Singapore	$(1,400,322)	$(1,054,197)
Singapore	1,160,453	(5,994,294)
Total	$(239,869)	$(7,048,491)

Schedule of Reconciles the Singapore Statutory Rates to the Group’s Effective Tax Rate	The following table reconciles the Singapore statutory rates to the Group’s effective tax rate for the six months ended April 30, 2024 and 2023.
	For the six months ended April 30,	For the six months ended April 30,
	2024	2023
		(Restated)
Singapore Statutory income tax rate	17.0%	17.0%
Differential of local statutory tax rate	(99.0)%	(4.2)%
Effect of preferential tax rate	88.9%	(14.5)%
Non-taxable income	-%	1.7%
Non-deductible items and others *	(8.6)%	(0.1)%
Effective tax rate	(1.7)%	(0.1)%
*	Non-deductible items and others represent excess expenses and losses not deductible for Singapore tax purpose.

Schedule of Taxes Payable	Taxes payable consist of the following:
	As of April 30, 2024	As of October 31, 2023

Income tax payable	$60,410	$56,161
Total taxes payable	$60,410	$56,161